SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2013	December 31, 2013	December 31, 2012

Cash paid during the period for:
Interest	$203,685	$11,053	$5,270
Income taxes	$—	$—	$—